Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

20.        Earnings per share

20.1.     Basic

Basic earnings per share is calculated by dividing the net income attributable to the holders of Company’s common shares by the weighted average number of common shares held by stockholders during the year.

The following table contains the earnings (loss) per share of the Company for years ended December 31, 2021, 2020 and 2019 (in thousands except per share amounts):

Basic earnings per share	2021	2020	2019
Net income (loss) attributable to the shareholders of the Company	70,648	52,114	(66,160)
Weighted average number of outstanding common shares (thousands)	22,922	18,702	16,849
Basic earnings (losses) per common share (R$)	3.08	2.79	(3.93)

20.2.     Diluted

As of December 31, 2021, the Company had outstanding and unexercised options to purchase 1,514 thousand (2020 – 763 thousand and 2019 - 797 thousand) common shares which are included in diluted earnings per share calculation. For years ended December 31, 2021, 2020 and 2019, outstanding options were all anti-dilutive.

Diluted earnings per share	2021	2020	2019
Net income (loss) attributable to the shareholders of the Company	70,648	52,114	(66,160)
Weighted average number of outstanding common shares (thousands)	24,436	19,465	16,849
Diluted earnings (losses) per common share (R$)	2.89	2.68	(3.93)